Related Party Balances / Transactions	9 Months Ended
Aug. 31, 2011
Notes to Financial Statements
Related Party Balances / Transactions

NOTE 5- RELATED PARTY BALANCES / TRANSACTIONS

Due to related parties consist of:
	August 31, 2011	November 30, 2010

Accrued consulting fees due to officers and directors	30,000	148,500
Total	$30,000	$148,500

The above debt is unsecured, non-interest bearing, and has no specific terms of repayment.

For the nine months ended August 31, 2011 and 2010, the Company accrued $110,000 and $84,000, respectively, in consulting fees due to the three directors of the Company pursuant to consulting agreements (Note 10).